FQF TRUST

Supplement Dated September 2, 2015

O’Shares FTSE U.S. Quality Dividend ETF (OUSA),

O’Shares FTSE Europe Quality Dividend ETF (OEUR),

and O’Shares FTSE Asia Pacific Quality Dividend ETF (OASI)

Prospectus Dated July 10, 2015

O’Shares FTSE Europe Quality Dividend Hedged ETF (OEUH)

and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF (OAPH)

Prospectus Dated August 24, 2015

Prospectus

1.	The table titled “Annual Fund Operating Expenses” in the “Fund Summaries” section for the O’Shares FTSE U.S. Quality Dividend ETF is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees(1)	0.48%
Distribution and/or Service (12b-1) Fees(2)	0.00%
Other Expenses(3)	0.01%
Total Annual Fund Operating Expenses	0.49%
Fee Waiver and Expense Reimbursement(4)	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.48%

(1) Effective August 24, 2015, the Fund’s management fee was lowered from 0.55% to 0.48%.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(3) Based on estimated amounts for the current fiscal year.

(4) The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.48%. This undertaking can only be changed with the approval of the Board of Trustees.

2.	The table titled “Annual Fund Operating Expenses” in the “Fund Summaries” section for the O’Shares FTSE Europe Quality Dividend ETF is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees(1)	0.58%
Distribution and/or Service (12b-1) Fees(2)	0.00%
Other Expenses(3)	0.01%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver and Expense Reimbursement(4)	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.58%

(1) Effective August 24, 2015, the Fund’s management fee was lowered from 0.60% to 0.58%.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(3) Based on estimated amounts for the current fiscal year.

(4) The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.58%. This undertaking can only be changed with the approval of the Board of Trustees.

3.	The table titled “Annual Fund Operating Expenses” in the “Fund Summaries” section for the O’Shares FTSE Europe Quality Dividend Hedged ETF is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees(1)	0.68%
Distribution and/or Service (12b-1) Fees(2)	0.00%
Acquired Fund Fees and Expenses(3)	0.58%
Other Expenses(3)	0.01%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and Expense Reimbursement(4)	(0.59)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.68%

(1) Effective August 24, 2015, the Fund’s management fee was lowered from 0.70% to 0.68%.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(3) Based on estimated amounts for the current fiscal year.

(4) The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses, and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.68%. In addition, the Adviser has contractually agreed to reduce its management fees in an amount equal to any acquired fund fees and expenses incurred by the Fund from its investments in the O’Shares FTSE Europe Quality Dividend ETF. This undertaking can only be changed with the approval of the Board of Trustees.

4.	The table under “Example” in the “Fund Summaries” section for the O’Shares FTSE Europe Quality Dividend Hedged ETF is deleted in its entirety and replaced with the following:

1 YEAR	3 YEARS
$69	$225

5.	The table titled “Annual Fund Operating Expenses” in the “Fund Summaries” section for the O’Shares FTSE Asia Pacific Quality Dividend ETF is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees(1)	0.58%
Distribution and/or Service (12b-1) Fees(2)	0.00%
Other Expenses(3)	0.01%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver and Expense Reimbursement(4)	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.58%

(1) Effective August 24, 2015, the Fund’s management fee was lowered from 0.65% to 0.58%.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(3) Based on estimated amounts for the current fiscal year.

(4) The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.58%. This undertaking can only be changed with the approval of the Board of Trustees.

6.	The table titled “Annual Fund Operating Expenses” in the “Fund Summaries” section for the O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees(1)	0.68%
Distribution and/or Service (12b-1) Fees(2)	0.00%
Acquired Fund Fees and Expenses(3)	0.58%
Other Expenses(3)	0.01%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and Expense Reimbursement(4)	(0.59)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.68%

(1) Effective August 24, 2015, the Fund’s management fee was lowered from 0.75% to 0.68%.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(3) Based on estimated amounts for the current fiscal year.

(4) The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses, and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.68%. In addition, the Adviser has contractually agreed to reduce its management fees in an amount equal to any acquired fund fees and expenses incurred by the Fund from its investments in the O’Shares FTSE Asia Pacific Quality Dividend ETF. This undertaking can only be changed with the approval of the Board of Trustees.

7.	The table under “Example” in the “Fund Summaries” section for the O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF is deleted in its entirety and replaced with the following:

1 YEAR	3 YEARS
$69	$225

8.	In the “Investment Adviser” sub-section of the “Investment Advisory Services” section of the Prospectus, the second sentence of the second paragraph is deleted in its entirety and replaced with the following:

Pursuant to the Advisory Agreement, as of August 24, 2015, each Fund pays the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.48% of the O’Shares FTSE U.S. Quality Dividend ETF’s average daily net assets, 0.58% of the O’Shares FTSE Europe Quality Dividend ETF’s average daily net assets, 0.68% of the O’Shares FTSE Europe Quality Dividend Hedged ETF’s average daily net assets, 0.58% of the O’Shares FTSE Asia Pacific Quality Dividend ETF’s average daily net assets and 0.68% of the O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF’s average daily net assets. Prior to August 24, 2015, the O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares Asia Pacific Quality Dividend ETF and O’Shares Asia Pacific Quality Dividend Hedged ETF paid management fees of 0.55%, 0.60%, 0.70%, 0.65% and 0.75%, respectively.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FQF TRUST

Supplement Dated September 2, 2015

O’Shares FTSE U.S. Quality Dividend ETF (OUSA),
O’Shares FTSE Europe Quality Dividend ETF (OEUR),
and O’Shares FTSE Asia Pacific Quality Dividend ETF (OASI)
Statement of Additional Information Dated July 10, 2015

O’Shares FTSE Europe Quality Dividend Hedged ETF (OEUH)
and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF (OAPH)
Statement of Additional Information Dated August 24, 2015

In the “Investment Advisory Agreement” sub-section of the “Information About Adviser” section of the Statement of Additional Information, the first sentence of the first paragraph is deleted in its entirety and replaced with the following:

Under an investment advisory agreement between FFCM and the Trust, on behalf of each Fund (“Advisory Agreement”), as of August 24, 2015, each Fund pays FFCM a fee at an annualized rate, based on its average daily net assets, of 0.48% for the O’Shares FTSE U.S. Quality Dividend ETF, 0.58% for the O’Shares FTSE Europe Quality Dividend ETF, 0.68% for the O’Shares FTSE Europe Quality Dividend Hedged ETF, 0.58% for the O’Shares FTSE Asia Pacific Quality Dividend ETF and 0.68% for the O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF. Prior to August 24, 2015, the O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares Asia Pacific Quality Dividend ETF and O’Shares Asia Pacific Quality Dividend Hedged ETF paid management fees of 0.55%, 0.60%, 0.70%, 0.65% and 0.75%, respectively.

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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